Schedule of Investments
September 30, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.97%
Brazil–3.20%
B3 S.A. - Brasil, Bolsa, Balcao	6,166,902	$14,918,956
MercadoLibre, Inc.(a)	7,197	5,957,533
Rede D’Or Sao Luiz S.A.(b)	1,842,700	10,152,297
		31,028,786
Canada–6.50%
Bank of Nova Scotia (The)(c)	192,701	9,165,277
CGI, Inc., Class A(a)	253,173	19,059,225
Magna International, Inc.	278,596	13,216,343
Ritchie Bros. Auctioneers, Inc.	346,206	21,631,766
		63,072,611
China–11.08%
Airtac International Group	549,000	12,559,435
China Mengniu Dairy Co. Ltd.	5,072,000	19,894,152
China Resources Beer Holdings Co. Ltd.	2,828,000	19,589,215
JD.com, Inc., ADR	305,688	15,376,107
Tencent Holdings Ltd.	168,300	5,683,827
Wuliangye Yibin Co. Ltd., A Shares	584,541	13,882,110
Yum China Holdings, Inc.	432,271	20,459,387
		107,444,233
Denmark–3.26%
Carlsberg A/S, Class B	86,915	10,141,200
Novo Nordisk A/S, Class B	215,773	21,506,958
		31,648,158
France–9.32%
Air Liquide S.A.	114,156	12,998,578
Arkema S.A.	155,833	11,365,543
Kering S.A.	15,727	6,954,774
LVMH Moet Hennessy Louis Vuitton SE	26,409	15,524,136
Pernod Ricard S.A.	62,106	11,351,921
Schneider Electric SE	158,963	17,834,204
TotalEnergies SE	304,280	14,322,434
		90,351,590
Germany–1.38%
Deutsche Boerse AG	81,281	13,381,862
Hong Kong–3.13%
AIA Group Ltd.	2,158,800	17,923,559
Techtronic Industries Co. Ltd.	1,311,000	12,385,603
		30,309,162
India–2.51%
HDFC Bank Ltd., ADR	417,113	24,367,741
Ireland–2.92%
CRH PLC	513,811	16,452,880
Flutter Entertainment PLC(a)	107,981	11,834,094
		28,286,974
Italy–2.03%
FinecoBank Banca Fineco S.p.A.	1,597,959	19,640,657
Shares		Value
Japan–11.58%
Asahi Group Holdings Ltd.	299,700	$9,297,093
FANUC Corp.	116,000	16,047,194
Hoya Corp.	136,600	13,133,389
Keyence Corp.	13,900	4,614,841
Koito Manufacturing Co. Ltd.	444,200	6,087,468
Komatsu Ltd.	225,200	4,072,497
Olympus Corp.	1,188,700	22,877,518
SMC Corp.	14,900	6,011,000
Sony Group Corp.	127,800	8,225,504
TIS, Inc.	488,900	12,981,514
Tokyo Electron Ltd.	36,300	8,987,552
		112,335,570
Mexico–2.98%
Wal-Mart de Mexico S.A.B. de C.V., Series V	8,205,823	28,859,626
Netherlands–5.59%
ASML Holding N.V.	29,185	12,105,684
Heineken N.V.	195,995	17,182,197
Shell PLC	309,864	7,709,508
Wolters Kluwer N.V.	177,274	17,259,588
		54,256,977
Singapore–1.96%
United Overseas Bank Ltd.	1,046,066	18,992,884
South Korea–1.82%
NAVER Corp.	24,743	3,297,655
Samsung Electronics Co. Ltd.	389,889	14,325,820
		17,623,475
Spain–1.37%
Amadeus IT Group S.A.(a)	287,886	13,325,942
Sweden–6.16%
Husqvarna AB, Class B	983,489	5,420,363
Investor AB, Class B	1,563,259	22,787,239
Sandvik AB	1,702,312	23,181,216
Svenska Handelsbanken AB, Class A	1,024,845	8,374,574
		59,763,392
Switzerland–1.38%
Kuehne + Nagel International AG, Class R	21,931	4,443,760
Logitech International S.A., Class R(c)	195,827	8,942,120
		13,385,880
Taiwan–1.73%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	245,062	16,801,451
United Kingdom–6.92%
Ashtead Group PLC	340,163	15,186,873
DCC PLC	286,754	14,918,236
Linde PLC	56,061	15,113,485
Reckitt Benckiser Group PLC	330,806	21,863,433
		67,082,027

See accompanying notes which are an integral part of this schedule.
Invesco V.I. EQV International Equity Fund

Shares		Value
United States–10.15%
Broadcom, Inc.	67,937	$30,164,708
CSL Ltd.	109,425	19,841,258
ICON PLC(a)(c)	107,026	19,669,238
Nestle S.A.	157,745	17,080,568
Roche Holding AG	35,727	11,649,111
		98,404,883
Total Common Stocks & Other Equity Interests (Cost $882,842,118)		940,363,881
Money Market Funds–2.56%
Invesco Government & Agency Portfolio, Institutional Class, 2.88%(d)(e)	8,868,730	8,868,730
Invesco Liquid Assets Portfolio, Institutional Class, 2.90%(d)(e)	5,829,413	5,830,579
Invesco Treasury Portfolio, Institutional Class, 2.87%(d)(e)	10,135,692	10,135,692
Total Money Market Funds (Cost $24,832,193)		24,835,001
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.53% (Cost $907,674,311)		965,198,882
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.44%
Invesco Private Government Fund, 3.01%(d)(e)(f)	9,353,359	$9,353,359
Invesco Private Prime Fund, 3.11%(d)(e)(f)	24,055,717	24,055,717
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $33,410,511)		33,409,076
TOTAL INVESTMENTS IN SECURITIES—102.97% (Cost $941,084,822)		998,607,958
OTHER ASSETS LESS LIABILITIES–(2.97)%		(28,827,885)
NET ASSETS–100.00%		$969,780,073
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at September 30, 2022 represented 1.05% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at September 30, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$11,153,338	$89,823,475	$(92,108,082)	$(1)	$-	$8,868,730	$64,262
Invesco Liquid Assets Portfolio, Institutional Class	7,462,045	64,159,624	(65,791,487)	1,355	(958)	5,830,579	42,740
Invesco Treasury Portfolio, Institutional Class	12,746,672	102,655,400	(105,266,380)	-	-	10,135,692	68,411
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	135,680,784	(126,327,425)	-	-	9,353,359	78,037*
Invesco Private Prime Fund	-	240,209,344	(216,158,953)	(1,435)	6,761	24,055,717	213,710*
Total	$31,362,055	$632,528,627	$(605,652,327)	$(81)	$5,803	$58,244,077	$467,160

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. EQV International Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Brazil	$31,028,786	$—	$—	$31,028,786
Canada	63,072,611	—	—	63,072,611
China	35,835,494	71,608,739	—	107,444,233
Denmark	—	31,648,158	—	31,648,158
France	—	90,351,590	—	90,351,590
Germany	—	13,381,862	—	13,381,862
Hong Kong	—	30,309,162	—	30,309,162
India	24,367,741	—	—	24,367,741
Ireland	—	28,286,974	—	28,286,974
Italy	—	19,640,657	—	19,640,657
Japan	—	112,335,570	—	112,335,570
Mexico	28,859,626	—	—	28,859,626
Netherlands	—	54,256,977	—	54,256,977
Singapore	—	18,992,884	—	18,992,884
South Korea	—	17,623,475	—	17,623,475
Spain	—	13,325,942	—	13,325,942
Sweden	—	59,763,392	—	59,763,392
Switzerland	—	13,385,880	—	13,385,880
Taiwan	16,801,451	—	—	16,801,451
United Kingdom	15,113,485	51,968,542	—	67,082,027
United States	49,833,946	48,570,937	—	98,404,883
Money Market Funds	24,835,001	33,409,076	—	58,244,077
Total Investments	$289,748,141	$708,859,817	$—	$998,607,958
Invesco V.I. EQV International Equity Fund